Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 72,542	¥ 75,251	¥ 75,818
Interest cost on projected benefit obligation	40,840	43,854	46,906
Expected return on plan assets	(21,562)	(24,819)	(25,171)
Amortization of net actuarial loss	16,624	11,936	26,779
Amortization of transition obligation	169	169	134
Amortization of prior service cost	(15,738)	(22,279)	(22,292)
Total	92,875	84,112	102,174
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	37,896	36,591	36,415
Interest cost on projected benefit obligation	27,980	27,866	28,084
Expected return on plan assets	(21,901)	(22,858)	(20,539)
Amortization of net actuarial loss	17,232	12,488	18,869
Amortization of prior service cost	(3,857)	(4,526)	(4,597)
Employee contributions	(3,567)	(3,615)	(3,605)
Total	¥ 53,783	¥ 45,946	¥ 54,627